PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
PL Portfolio Optimization Conservative Fund
Investment Goal
This Fund seeks current income and preservation of capital.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 80 in the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND	Class A	Class B	Class C	Class R	Advisor Class
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND		Class A	Class B	Class C	Class R	Advisor Class
Management Fee		0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses		0.70%	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses		1.40%	2.15%	2.15%	1.65%	1.15%
Less Expense Reimbursement	[1]	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses	[2]	1.30%	2.05%	2.05%	1.55%	1.05%
[1]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2023 for Class A, B, C and R shares; 0.15% through 7/31/2015, 0.20% from 8/1/2015 through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the current expense cap.
[2]	after Expense Reimbursement

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense caps, which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND (USD $)	Class A	Class B	Class C	Class R	Advisor Class
1 year	675	708	308	158	107
3 years	959	1,063	663	511	355
5 years	1,265	1,345	1,145	888	623
10 years	2,129	2,284	2,475	1,946	1,389

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND (USD $)	Class A	Class B	Class C	Class R	Advisor Class
1 year	675	208	208	158	107
3 years	959	663	663	511	355
5 years	1,265	1,145	1,145	888	623
10 years	2,129	2,284	2,475	1,946	1,389

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 11% of the average value of the Fund.
Principal Investment Strategies
This Fund seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of debt and equity securities. Under normal market conditions, the Fund maintains a balance between the two major asset classes of debt and equity by allocating its assets in the following target amounts:

	Asset Class
Fund	Debt	Equity
PL Portfolio Optimization Conservative Fund	80%	20%

The Fund is a “fund of funds” that seeks to achieve its investment goal through a strategy of allocating its assets among other Funds of the Trust (“Underlying Funds”). Within the broad asset classes of debt and equity, the Fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and debt investments and, as a result, may offer diversification benefits.

The portion of the Fund invested in debt securities may be allocated to Underlying Funds that, in turn, invest in debt securities that may include, among others:
  Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;
  International debt securities, which may include emerging market debt;
  Debt instruments of varying duration;
  High yield bonds;
  Floating rate loans;
  Inflation-indexed bonds; and
  Money market instruments.
The portion of the Fund invested in equity securities may be allocated to Underlying Funds that, in turn, invest in equity securities that may include, among others:
  Growth, value and “core” stocks;
  Market capitalizations that represent large, mid and small sized companies;
  Stocks of companies with a history of paying dividends;
  Sector funds; and
  Domestic and international stocks, including emerging market stocks.
The portion of the Fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:
  Forward foreign currency contracts;
  Foreign currency options;
  High yield debt securities;
  Swaps (such as interest rate, cross-currency, total return and credit default swaps);
  Futures contracts on securities, indices, currencies and other investments; and
  Precious metals-related equity securities.
The Fund may also, at any time, invest in Underlying Funds that hold other debt or equity securities or other instruments. Underlying Funds may seek investment exposure through direct investments in securities or through derivatives. The Fund may invest a significant portion of its assets in any single Underlying Fund. The Fund will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are target amounts and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by the investment adviser, Pacific Life Fund Advisors LLC ("PLFA"); however, the Fund’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts shown above. When allocating assets to the selected investment styles and security types, PLFA takes into account that an Underlying Fund may utilize more than one investment style and may invest in more than one type of security.

PLFA manages and oversees the Fund through a multi-step process that includes: (1) Asset Allocation/Portfolio Construction—in which asset class models are developed that seek to reflect a risk/return profile consistent with the investment goal of the Fund, and which PLFA then uses to make allocations to the Underlying Funds; (2) Manager Oversight—in which PLFA continuously reviews and evaluates the Underlying Fund Managers; and (3) Investment Risk Management—in which PLFA analyzes the risks of the Fund and their impact on the Fund’s risk/return objectives and adjusts the Fund’s allocations to Underlying Funds accordingly.

When investing purchase proceeds and meeting redemption requests for the Fund, PLFA may use a methodology to identify assets to be purchased or sold by the Fund that factors in the target allocations and the current allocations of the Fund. This methodology is intended to help maintain target allocations, although there is no assurance that the Fund will maintain its target allocations using this methodology.

For additional information, including where to obtain further information about the Fund’s investment strategies, the names and investment strategies of the Underlying Funds in which the Fund may invest and the Fund’s investments in the Underlying Funds as of the most recent month end, please see the Additional Information About Principal Investment Strategies and Risks section in this prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the Fund will achieve its investment goal. There may be losses in the value of an investment as asset values fluctuate and you could lose money. The Fund may be affected by the following principal risks:
  Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund typically is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to the allocation of assets among those Underlying Funds. Allocations among the Underlying Funds are determined using an asset allocation process that seeks to optimize returns for the Fund by allocating among different asset classes and investment styles given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes and investment styles can help reduce volatility over the long term, which assumes that asset classes and investment styles may not move in tandem and that positive returns in an asset class or investment style will help offset negative returns in other investments, although you still may lose money and/or experience price volatility risk, particularly during periods of broad market declines. Asset class and investment style performance may differ in the future from the historical performance and assumptions used to develop the allocations. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class or investment style rather than investing in the Fund.
  Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
Principal Risks from Holdings in Underlying Funds
  Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact an Underlying Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
  Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments in that foreign currency and investments denominated in that foreign currency.
  Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.
  Derivatives Risk: Derivatives may be riskier than other types of investments and may increase an Underlying Fund’s volatility. Derivatives may experience large, sudden or unpredictable changes in liquidity and may be difficult to sell or unwind. Derivatives can also create investment exposure that exceeds the initial amount invested (leverage risk) - consequently, derivatives may experience very large swings in value. An Underlying Fund may lose more money using derivatives than it would have lost if it had invested directly in the underlying security or asset on which the value of a derivative is based. Derivatives may not perform as expected, so an Underlying Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose the Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact an Underlying Fund significantly.
  Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.
  Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to the risk of default by, or bankruptcy of, a counterparty, which could present the risk of possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the securities or currencies. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, an Underlying Fund may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Geographic Focus Risk: Focusing investments in a single country, limited number of countries, or particular geographic region increases the risk that economic, political, social, or other conditions in those countries or that region will have a significant impact on performance.
  Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.
  High Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield securities (including loans) may be more volatile than investment grade securities.
  Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
  Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. It is possible that there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The Federal Reserve’s tapering of its monetary stimulus quantitative easing program, by gradually winding down its bond purchases, may result in periods of dramatic market volatility and may negatively impact the value of debt instruments. The negative impact on debt instruments from resulting rate increases for that and other reasons could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to equity securities risk. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Leverage Risk: Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund’s principal amount invested. Leverage can magnify an Underlying Fund’s gains and losses and therefore increase its volatility. The use of leverage may result in an Underlying Fund having to liquidate holdings when it may not be advantageous to do so.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which an Underlying Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if needed to raise cash to conduct operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. In addition, traditionally liquid investments may experience periods of diminished liquidity. Further, market events may affect a single issuer, industry, sector, or the market as a whole. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact an Underlying Fund in unforeseen ways, such as causing an Underlying Fund to alter its existing strategies or potentially, to liquidate and close.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier, subject to greater price volatility risk and more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. These securities are also subject to extension risk, where borrowers or issuers may pay principal later than expected, causing these securities to lengthen in duration and be more volatile in rising interest rate conditions. These securities are also subject to prepayment and call risk, where borrowers or issuers, respectively, may pay principal sooner than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases an Underlying Fund’s price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on an Underlying Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Underlying Fund from being managed as though it were a diversified fund.
  Price Volatility Risk: The value of an Underlying Fund’s investments may go up or down rapidly or unpredictably. To the extent an Underlying Fund invests in more volatile investments, its value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.
  Value Companies Risk: Value companies are those that are thought to be undervalued and trade for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance
The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to four broad-based market indices. Each index included in the table below corresponds to one of four asset classes (debt, domestic equity, cash equivalents and international equity) in which the Fund may invest. To further assist in performance comparison, a composite benchmark has been presented and is comprised of the four broad-based market indices shown below based on the target allocations for the Fund that were in effect at that time. The bar chart shows the performance of the Fund’s Class A shares.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).
Calendar Year Total Returns (%)

Class A return for the period 1/1/14 through 6/30/14: 3.12% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 8.29%; Q3 2008: (4.95%)
Average Annual Total Returns (For the periods ended December 31, 2013)
Average Annual Total Returns PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND	1 year	5 years	10 years	Since Inception	Inception Date
Class A	(2.69%)	6.89%	4.11%		Dec. 31, 2003
Class A (after taxes on distributions)	(3.53%)	5.85%	3.01%		Dec. 31, 2003
Class A (after taxes on distributions and sale of shares)	(1.22%)	5.07%	2.85%		Dec. 31, 2003
Class B	(2.85%)	7.08%	4.17%		Dec. 31, 2003
Class C	1.22%	7.42%	4.03%		Dec. 31, 2003
Class R	2.69%	7.90%		4.84%	Sep. 30, 2005
Advisor Class	3.04%			3.31%	Dec. 31, 2012
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	(2.02%)	4.44%	4.55%		Dec. 31, 2003
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	32.39%	17.94%	7.41%		Dec. 31, 2003
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.07%	0.12%	1.68%		Dec. 31, 2003
MSCI EAFE Index (Net) (reflects no deductions for fees or expenses)	22.78%	12.44%	6.91%		Dec. 31, 2003
PL Portfolio Optimization Conservative Composite Benchmark (reflects no deductions for fees, expenses or taxes)	3.94%	6.70%	5.04%		Dec. 31, 2003

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.